Document and Entity Information	9 Months Ended
Oct. 01, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	NORTEK INC
Entity Central Index Key	0001216596
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Document Period End Date	Oct. 01, 2011
Amendment Flag	false